Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Summary Financial Information of VIEs and their Subsidiaries

The following financial information of the VIEs and their subsidiaries as of December 31, 2022 and 2023 and for each of the three years in the period ended December 31, 2021, 2022 and 2023 was included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances within the Company, its subsidiaries, the VIEs and VIEs' subsidiaries:

	As of December 31,
	2022	2023
	RMB	RMB
Cash, cash equivalents and restricted cash	152,215	113,834
Short-term investments	68,440	102,380
Prepaid expenses and other current assets	47,948	39,309
Total current assets	284,328	259,589
Property and equipment, net	220,249	212,242
Right-of-use assets	274,643	131,694
Total non-current assets	617,828	408,748
Total assets	902,156	668,337
Accrued expenses and other current liabilities	191,172	193,631
Deferred revenue, current	374,208	272,739
Lease liabilities, current	17,065	7,760
Total current liabilities	582,445	474,130
Deferred revenue, non-current	251,080	124,807
Lease liabilities, non-current	316,844	153,686
Total liabilities	1,152,554	753,910

As of December 31, 2022 and 2023, the VIEs and VIEs' subsidiaries accounted for an aggregate of 39.6% and 31.5% of the Group's consolidated total assets, respectively, and 43.4% and 40.9% of the Group's consolidated total liabilities, respectively.

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net revenues	537,273	1,076,379	1,369,285
Net (loss)/income	(183,346)	376,082	716,487
Net cash (used in)/generated from operating activities	(514,536)	502,168	619,233
Net cash generated from/(used in) investing activities	177,164	(11,166)	(28,038)
Net cash generated from financing activities	—	—	—

Summary of Estimated Useful Lives of Property and Equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Buildings	36-40 years
Leasehold and buildings improvements	Shorter of lease term or expected useful life
Electronic and office equipment	3-5 years

Summary of Estimated Useful Lives of Intangible Assets	Intangible assets are amortized using the straight-line basis over the estimated useful lives as follows:

Category	Estimated useful life
Computer software	3 years
License	5 years